SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 1,847,073	$ 770,932
Deposits	45,502	4,756
Other current assets	720,439	10,688
Total	$ 2,613,014	$ 786,376